Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease
7. Lease
Sales-type lease
Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Financing income	32,645	83,127,614	89,872,562	12,909,386
Sales income	26,083,472	1,359,261,392	89,150,614	12,805,684

Operating lease arrangements
The Company leases certain office premises under non-cancelable leases, and an operating lease arrangement with the local government of Xiamen for land use right
.
Lease costs under operating leases for the years ended December 31, 2017, 2018 and 2019 were
RMB 15,931,076, RMB 66,600,515 and RMB 30,856,490 respectively.
Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Year ending December 31,
1 year (Including 1 year)	29,504,842	23,907,380	3,434,080
1 year to 2 years (Including 2 years)	18,334,607	18,844,937	2,706,906
2 years to 3 years (Including 3 years)	13,269,047	4,388,769	630,408
Over 3 years	4,327,678	—	—

Total lease payment	65,436,174	47,141,086	6,771,394

Less: imputed interest		3,528,058	506,774

Present value of lease liabilities		43,613,028	6,264,620

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents as of December 31, 2017, 2018 and 2019.
Supplemental lease cash flow disclosures

	For the years ended December 31,
	2019
	RMB	US$
Operating cash flows used in operating leases	26,788,051	3,847,863
ROU assets obtained in exchange for new operating lease liabilities	22,606,871	3,247,274